Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.26%
Aerospace & Defense–0.49%
Curtiss-Wright Corp.	118,464	$14,049,830
Apparel Retail–1.42%
Ross Stores, Inc.	337,681	40,491,329
Apparel, Accessories & Luxury Goods–0.75%
Tapestry, Inc.	518,941	21,385,559
Application Software–6.17%
Aspen Technology, Inc.(b)	113,150	16,330,940
Citrix Systems, Inc.	138,786	19,480,003
Manhattan Associates, Inc.(b)	369,087	43,323,432
Paylocity Holding Corp.(b)	152,192	27,368,687
Q2 Holdings, Inc.(b)	131,515	13,177,803
Synopsys, Inc.(b)	228,332	56,576,103
		176,256,968
Asset Management & Custody Banks–1.02%
Northern Trust Corp.	276,224	29,033,905
Auto Parts & Equipment–1.05%
Visteon Corp.(b)	246,745	30,090,553
Automotive Retail–2.84%
CarMax, Inc.(b)	250,079	33,175,480
O’Reilly Automotive, Inc.(b)	94,603	47,987,372
		81,162,852
Biotechnology–1.69%
Neurocrine Biosciences, Inc.(b)	270,794	26,334,716
Seagen, Inc.(b)	157,475	21,866,979
		48,201,695
Building Products–1.69%
Trane Technologies PLC	290,824	48,148,821
Cable & Satellite–1.83%
Liberty Broadband Corp., Class C(b)	347,911	52,238,837
Communications Equipment–0.83%
Motorola Solutions, Inc.	126,389	23,767,451
Construction Materials–1.80%
Vulcan Materials Co.	304,274	51,346,237
Data Processing & Outsourced Services–2.49%
Fiserv, Inc.(b)	596,050	70,953,792
Distillers & Vintners–1.61%
Constellation Brands, Inc., Class A	201,857	46,023,396
Diversified Chemicals–1.59%
Eastman Chemical Co.	411,157	45,276,609
Drug Retail–0.81%
Walgreens Boots Alliance, Inc.	423,464	23,248,174
Electric Utilities–0.83%
American Electric Power Co., Inc.	278,511	23,589,882
Shares		Value
Electrical Components & Equipment–3.34%
Hubbell, Inc.	248,128	$46,372,642
Rockwell Automation, Inc.	184,893	49,077,998
		95,450,640
Electronic Equipment & Instruments–2.15%
Keysight Technologies, Inc.(b)	427,697	61,331,750
Environmental & Facilities Services–1.72%
Republic Services, Inc.	493,369	49,016,210
Financial Exchanges & Data–2.43%
Intercontinental Exchange, Inc.	357,150	39,886,512
Tradeweb Markets, Inc., Class A	396,507	29,341,518
		69,228,030
Food Distributors–1.43%
Sysco Corp.	517,947	40,783,147
Gas Utilities–2.40%
Atmos Energy Corp.	428,541	42,361,278
Southwest Gas Holdings, Inc.	378,864	26,031,745
		68,393,023
General Merchandise Stores–1.01%
Dollar General Corp.	141,937	28,759,275
Health Care Equipment–4.17%
Boston Scientific Corp.(b)	628,743	24,300,917
Edwards Lifesciences Corp.(b)	169,009	14,135,913
Hill-Rom Holdings, Inc.	310,219	34,272,995
Teleflex, Inc.	111,684	46,400,234
		119,110,059
Health Care Facilities–1.29%
HCA Healthcare, Inc.	195,469	36,814,631
Health Care Services–2.21%
Guardant Health, Inc.(b)	133,985	20,452,810
LHC Group, Inc.(b)	222,624	42,567,935
		63,020,745
Health Care Supplies–1.08%
Cooper Cos., Inc. (The)	80,245	30,821,302
Homebuilding–1.86%
D.R. Horton, Inc.	595,935	53,109,727
Human Resource & Employment Services–2.01%
ASGN, Inc.(b)	320,701	30,607,703
Korn Ferry	430,826	26,870,618
		57,478,321
Hypermarkets & Super Centers–1.19%
BJ’s Wholesale Club Holdings, Inc.(b)	759,641	34,077,495
Industrial Machinery–4.71%
Evoqua Water Technologies Corp.(b)	1,316,011	34,611,089
ITT, Inc.	469,715	42,701,791

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery–(continued)
Stanley Black & Decker, Inc.	286,145	$57,134,572
		134,447,452
Industrial REITs–1.19%
Duke Realty Corp.	807,419	33,855,079
Insurance Brokers–1.57%
Arthur J. Gallagher & Co.	358,629	44,746,140
Interactive Home Entertainment–2.50%
Electronic Arts, Inc.	241,999	32,759,405
Zynga, Inc., Class A(b)	3,785,993	38,654,988
		71,414,393
Interactive Media & Services–0.67%
Snap, Inc., Class A(b)	364,089	19,038,214
Internet & Direct Marketing Retail–0.53%
eBay, Inc.	245,997	15,064,856
Investment Banking & Brokerage–1.39%
Raymond James Financial, Inc.	322,909	39,575,727
IT Consulting & Other Services–0.82%
Amdocs Ltd.	332,758	23,342,974
Leisure Products–0.79%
Peloton Interactive, Inc., Class A(b)	199,945	22,481,816
Managed Health Care–1.07%
Humana, Inc.	72,921	30,572,129
Metal & Glass Containers–1.30%
Silgan Holdings, Inc.	884,580	37,178,897
Multi-Utilities–1.30%
CMS Energy Corp.	606,331	37,119,584
Office REITs–1.84%
Alexandria Real Estate Equities, Inc.	320,050	52,584,215
Oil & Gas Equipment & Services–1.33%
Baker Hughes Co., Class A	985,539	21,297,498
Schlumberger Ltd.	618,494	16,816,852
		38,114,350
Oil & Gas Refining & Marketing–0.59%
Valero Energy Corp.	237,075	16,974,570
Oil & Gas Storage & Transportation–1.45%
Magellan Midstream Partners L.P.	588,398	25,512,937
Shell Midstream Partners L.P.	1,194,878	15,939,673
		41,452,610
Pharmaceuticals–1.34%
Catalent, Inc.(b)	361,963	38,118,324
Shares		Value
Property & Casualty Insurance–1.04%
Progressive Corp. (The)	310,603	$29,696,753
Regional Banks–3.06%
East West Bancorp, Inc.	357,849	26,409,256
First Citizens BancShares, Inc., Class A	31,473	26,304,189
PNC Financial Services Group, Inc. (The)	197,694	34,677,505
		87,390,950
Research & Consulting Services–2.02%
CACI International, Inc., Class A(b)	233,869	57,686,128
Residential REITs–1.12%
American Homes 4 Rent, Class A	956,945	31,904,546
Semiconductor Equipment–3.19%
KLA Corp.	160,709	53,098,253
MKS Instruments, Inc.	205,202	38,048,555
		91,146,808
Semiconductors–1.71%
Analog Devices, Inc.	315,555	48,936,269
Soft Drinks–0.78%
Coca-Cola European Partners PLC (United Kingdom)	424,747	22,154,804
Specialized REITs–1.89%
Equinix, Inc.	20,707	14,072,270
Lamar Advertising Co., Class A	424,247	39,845,278
		53,917,548
Specialty Stores–1.22%
Tractor Supply Co.	197,131	34,907,957
Trading Companies & Distributors–1.64%
Fastenal Co.	929,803	46,750,495
Total Common Stocks & Other Equity Interests (Cost $2,142,320,932)		2,833,233,833
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	6,310,234	6,310,234
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,504,303	4,506,105
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	7,211,696	7,211,696
Total Money Market Funds (Cost $18,028,035)		18,028,035
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $2,160,348,967)		2,851,261,868
OTHER ASSETS LESS LIABILITIES—0.11%		3,050,619
NET ASSETS–100.00%		$2,854,312,487
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,209,834	$72,929,755	$(70,829,355)	$-	$-	$6,310,234	$698
Invesco Liquid Assets Portfolio, Institutional Class	3,005,518	52,092,682	(50,592,396)	301	-	4,506,105	368
Invesco Treasury Portfolio, Institutional Class	4,811,239	83,348,292	(80,947,835)	-	-	7,211,696	269
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,155,116	2,606,442	(4,761,558)	-	-	-	25*
Invesco Private Prime Fund	3,232,675	2,730,552	(5,963,573)	-	346	-	304*
Total	$17,414,382	$213,707,723	$(213,094,717)	$301	$346	$18,028,035	$1,664

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Endeavor Fund (the “Target Fund”) in exchange for shares of the Fund.
The reorganization was consummated on April 23, 2021. Upon closing of the reorganization, shareholders of the Target Fund received shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund liquidated and ceased operations.
Invesco Main Street Mid Cap Fund®